Particulars of Employees (including Directors) (Tables)	12 Months Ended
Jun. 30, 2024
Additional information [abstract]
Schedule of particulars of employees (including directors)

	2024 No.	2023 No.	2022 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	10,587	10,872	9,492
Number of administrative staff	1,179	1,081	927
Number of management staff	8	8	7
Total	11,774	11,961	10,426

	2024 £’000	2023 £’000	2022 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£503,591	£481,399	£363,879
Social security contributions	35,720	32,844	23,970
Pension contributions - defined contribution plan	13,952	12,034	9,353
Share-based compensation expense	34,678	31,058	35,005
Total	£587,941	£557,335	£432,207